Other Payables and Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Payables and Accrued Liabilities [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

NOTE 12 – OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities are summarized as follow:

	As of December 31,	As of June 30
	2024	2025

Provision for staff bonus	$80,552	$-
Accrued staff salaries	18,049	2,494
Accrued administrative expenses	346,732	281,054
Total	$445,333	$283,548

NOTE 14 — OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities are summarized as follow:

	As of December 31,
	2023	2024
Provision for staff bonus	$555,513	$80,552
Accrued staff salaries	16,653	18,049
Accrued administrative expenses	262,964	346,732
Other payables	2,440	—
Deposits received	13,442	—
Total	$851,012	$445,333